Shareholders' Equity - Regulatory Capital Ratios (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	5.125%	4.50%
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	6.625%	6.00%
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	8.625%	8.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	4.00%	4.00%
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	6.50%	6.50%
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	8.00%	8.00%
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	10.00%	10.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	5.00%	5.00%
Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 39,421	$ 38,431
Total risk-based capital	47,355	45,313
Risk-weighted assets	358,237	341,360
Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	33,720	32,612
Tier 1 capital	39,421	38,431
Total risk-based capital	44,264	42,262
Risk-weighted assets	277,141	261,668
U.S. Bancorp [Member] | Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	33,720	32,612
Tier 1 capital	39,421	38,431
Total risk-based capital	47,355	45,313
Risk-weighted assets	$ 358,237	$ 341,360
Common equity tier 1 capital as a percent of risk-weighted assets	9.40%	9.60%
Tier 1 capital as a percent of risk-weighted assets	11.00%	11.30%
Total risk-based capital as a percent of risk-weighted assets	13.20%	13.30%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.00%	9.50%
U.S. Bancorp [Member] | Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 33,720	$ 32,612
Tier 1 capital	39,421	38,431
Total risk-based capital	44,264	42,262
Risk-weighted assets	$ 277,141	$ 261,668
Common equity tier 1 capital as a percent of risk-weighted assets	12.20%	12.50%
Tier 1 capital as a percent of risk-weighted assets	14.20%	14.70%
Total risk-based capital as a percent of risk-weighted assets	16.00%	16.20%
U.S. Bank National Association [Member] | Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 36,914	$ 33,831
Tier 1 capital	37,114	34,148
Total risk-based capital	44,853	41,112
Risk-weighted assets	$ 352,023	$ 336,938
Common equity tier 1 capital as a percent of risk-weighted assets	10.50%	10.00%
Tier 1 capital as a percent of risk-weighted assets	10.50%	10.10%
Total risk-based capital as a percent of risk-weighted assets	12.70%	12.20%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.60%	8.50%
U.S. Bank National Association [Member] | Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 36,914	$ 33,831
Tier 1 capital	37,114	34,148
Total risk-based capital	41,737	38,090
Risk-weighted assets	$ 271,920	$ 258,207
Common equity tier 1 capital as a percent of risk-weighted assets	13.60%	13.10%
Tier 1 capital as a percent of risk-weighted assets	13.60%	13.20%
Total risk-based capital as a percent of risk-weighted assets	15.30%	14.80%